Prospectus supplement dated September 14, 2018
to the following prospectus(es):
Soloist, BOA IV, BOA America's Vision Annuity, BOA America's Future Annuity II, BOA Achiever Annuity, America's Horizon Annuity, BOA Future Venue Annuity, Nationwide Heritage Annuity, BOA Elite Venue Annuity, Nationwide Destination All American Gold, Compass All American Gold, Key All American Gold, M&T All American Gold, Wells Fargo Gold Variable Annuity, Nationwide Destination All American Gold 2.0, Nationwide Destination All American Gold NY 2.0, Nationwide Destination B, Nationwide Destination B 2.0, Nationwide Destination B NY 2.0, Nationwide Destination C, Nationwide Destination EV 2.0, Nationwide Destination EV NY 2.0, Nationwide Destination L, Nationwide Destination L 2.0, Nationwide Destination L NY 2.0, Nationwide Destination Navigator 2.0, Nationwide Destination Navigator NY 2.0, America's marketFLEX Advisor Annuity, America's marketFLEX II Annuity, America's marketFLEX Edge Annuity, Nationwide Destination Freedom+, BOA All American Annuity, Sun Trust All American, M&T All American, Compass All American, BOA America's Future Annuity, Key Future, NEA Valuebuilder Future, America's Future Horizon Annuity, BOA V, NEA Valuebuilder Select, BOA FPVUL, BOA Next Generation FPVUL, BOA ChoiceLife FPVUL, BOA Next Generation II FPVUL, Nationwide YourLife Protection VUL - New York, Nationwide YourLife Accumulation VUL - New York, Nationwide YourLife Survivorship VUL - New York, NLIC Options Plus, NLIC Options Premier, Nationwide YourLife Protection VUL - NLAIC, Marathon Performance VUL, Nationwide YourLife Accumulation VUL - NLAIC, and Nationwide YourLife Survivorship VUL dated May 1, 2018
America's marketFLEX Annuity and BOA America's Exclusive Annuity II dated May 1, 2016
BOA America's Income Annuity and BOA Advisor Variable Annuity dated May 1, 2014
BOA Choice Venue Annuity II, Nationwide Income Architect Annuity, Nationwide Destination EV, Nationwide Destination Navigator, Nationwide Destination Navigator (New York), BOA Choice Annuity, and Key Choice dated May 1, 2013
Schwab Income Choice Variable Annuity dated May 1, 2012
Schwab Custom Solutions Variable Annuity dated May 1, 2010
BOA Last Survivorship II, BOA ChoiceLife Survivorship, Next Generation Survivorship Life, BOA ChoiceLife Survivorship II, BOA Protection Survivorship Life, BOA ChoiceLife Protection, and Marathon VUL (NLAIC) dated May 1, 2009
Successor, Nationwide Enterprise The Best of America Annuity, BOA TruAccord Variable Annuity, BOA MSPVL, BOA MSPVL II (BOA MSPVL Future), BOA Protection FPVUL, BOA ChoiceLife Protection FPVUL, Nationwide Options Select - New York, Survivor Options Premier (NLIC), Survivor Options Elite (NLIC), Nationwide Options Select AO, Survivor Options Premier (NLAIC), and Options Premier (NLAIC) dated May 1, 2008
America's Vision Plus Annuity, America's Vision Annuity, and BOA Exclusive Annuity dated May 1, 2004
ElitePRO LTD and ElitePRO Classic dated May 1, 2003
BOA SPVL, BOA Last Survivor FPVUL, and Multi-Flex FPVUL dated May 1, 2002
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
On September 12, 2018, at a meeting of the Board of Trustees (the "Board") of Nationwide Variable Insurance Trust (the "Trust"), the Board approved the termination of Invesco Advisers, Inc. and American Century Investments Management, Inc. as the subadvisers to the Nationwide Variable Insurance Trust – NVIT Multi-Manager International Growth Fund (the "Fund") and approved the appointment of Allianz Global Investors U.S. LLC and WCM Investment Management as the Fund’s new subadvisers. These changes are anticipated to take effect before the end of October 2018.
PROS-0383
1